Investment Objectives and Goals - FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND	Feb. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]

To provide investors with a high level of income exempt from federal and California personal income taxes. Its secondary goal is capital appreciation to the extent possible and consistent with its principal investment goal.